Consolidated Statements of Changes in Equity (Deficit) $ in Thousands, $ in Thousands	USD ($)	MXN ($)	Certificates of Contribution “A” USD ($)	Certificates of Contribution “A” MXN ($)	Mexican Government contributions USD ($)	Mexican Government contributions MXN ($)	Legal reserve USD ($)	Legal reserve MXN ($)	Accumulated other comprehensive income (loss) Cumulative currency translation effect USD ($)	Accumulated other comprehensive income (loss) Cumulative currency translation effect MXN ($)	Accumulated other comprehensive income (loss) Actuarial (losses) gains on employee benefits effect USD ($)	Accumulated other comprehensive income (loss) Actuarial (losses) gains on employee benefits effect MXN ($)	Accumulated deficit, for the year USD ($)	Accumulated deficit, for the year MXN ($)	Accumulated deficit, from prior years USD ($)	Accumulated deficit, from prior years MXN ($)	Total USD ($)	Total MXN ($)	Non- controlling interest USD ($)	Non- controlling interest MXN ($)
Beginning balance at Dec. 31, 2019		$ (1,931,409,302)		$ 478,675,447		$ 43,730,591		$ 1,002,130		$ 43,229,070		$ (283,307,660)		$ (281,490,302)		$ (1,933,106,785)		$ (1,931,267,509)		$ (141,793)
Statement [line items]
Transfer to accumulated deficit														281,490,302		(281,490,302)
Increase in Certificates of Contribution "A"		46,256,000		46,256,000														46,256,000
Non-controlling divestment		783,749																		783,749
Total comprehensive income (loss)		(520,357,477)								7,972,187		(19,178,587)		(508,878,813)				(520,085,213)		(272,264)
Ending Balance at Dec. 31, 2020		(2,404,727,030)		524,931,447		43,730,591		1,002,130		51,201,257		(302,486,247)		(508,878,813)		(2,214,597,087)		(2,405,096,722)		369,692
Statement [line items]
Transfer to accumulated deficit														508,878,813		(508,878,813)
Increase in Certificates of Contribution "A"		316,354,129		316,354,129														316,354,129
Total comprehensive income (loss)		(81,627,882)								7,744,468		205,401,008		(294,532,168)				(81,386,692)		(241,190)
Ending Balance at Dec. 31, 2021		(2,170,000,783)		841,285,576		43,730,591		1,002,130		58,945,725		(97,085,239)		(294,532,168)		(2,723,475,900)		(2,170,129,285)		128,502
Statement [line items]
Transfer to accumulated deficit														294,532,168		(294,532,168)
Increase in Certificates of Contribution "A"		188,306,717		188,306,717														188,306,717
Proceeds from the Fondo Nacional de Infraestructura (FONADIN) grants		23,000,000				23,000,000												23,000,000
Total comprehensive income (loss)	$ 9,779,998	189,871,841								(33,508,515)		123,385,417		100,412,051				190,288,953		(417,112)
Ending Balance at Dec. 31, 2022	$ (91,109,244)	$ (1,768,822,225)	$ 53,032,677	$ 1,029,592,293	$ 3,437,188	$ 66,730,591	$ 51,618	$ 1,002,130	$ 1,310,231	$ 25,437,210	$ 1,354,681	$ 26,300,178	$ 5,172,067	$ 100,412,051	$ (155,452,840)	$ (3,018,008,068)	$ (91,094,378)	$ (1,768,533,615)	$ (14,866)	$ (288,610)